UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 142.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 142.1% (99.6% of Total Investments)

	Alabama – 0.6% (0.4% of Total Investments)
$ 3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 3,753,785
	2006C-2, 5.000%, 11/15/36 (UB)
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	B2	825,690
	Series 2006A, 5.000%, 6/01/46
	Arizona – 2.4% (1.7% of Total Investments)
2,060	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	2,382,781
	Series 2014A, 5.000%, 12/01/42
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Tender Option Bond Trust 3151,	No Opt. Call	AAA	4,838,479
	13.541%, 7/01/16 (IF)
5,000	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Civic Plaza	7/15 at 100.00	AA	5,101,450
	Expansion Project, Subordinate Series 2005A, 5.000%, 7/01/30 – FGIC Insured
1,800	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	2,180,502
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
12,250	Total Arizona			14,503,212
	California – 13.6% (9.5% of Total Investments)
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,990,036
	Series 2009B, 5.500%, 10/01/39
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,107,582
	5.000%, 11/15/42 (UB)
325	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BBB	364,065
	University Medical Center, Series 2014A, 5.250%, 12/01/44
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	7,938,573
	Option Bond Trust 3175, 13.820%, 5/15/40 (IF)
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	6/15 at 100.00	AA	20,062
	Insured (Alternative Minimum Tax)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,560	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,850,316
1,560	6.000%, 1/15/49	1/24 at 100.00	BBB–	1,872,281
8,895	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA	9,032,873
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AGC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
750	5.000%, 6/01/33	6/17 at 100.00	B	653,198
11,865	5.125%, 6/01/47	6/17 at 100.00	B	9,657,635
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aa2	8,919,911
	6.125%, 7/15/40
2,750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding	1/22 at 100.00	A	3,062,290
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 4.500%, 1/01/27
	(Alternative Minimum Tax)
12,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	8/30 at 100.00	A+	12,323,040
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	AA	4,207,935
	Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured
205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	241,660
	2013A, 5.750%, 6/01/44
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,456,812
	7.500%, 12/01/41
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond	8/21 at 100.00	AA+	4,556,010
	Trust 1005, 13.746%, 8/01/41 (IF) (4)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
1,025	5.000%, 1/15/44	1/25 at 100.00	BBB–	1,142,281
3,160	5.000%, 1/15/50	1/25 at 100.00	BBB–	3,449,993
73,320	Total California			80,846,553
	Colorado – 4.3% (3.0% of Total Investments)
2,650	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/16 at 102.00	N/R	2,654,134
	Academy, Series 2006A, 5.400%, 5/01/26
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	N/R	5,134,850
	Series 2007A, 5.600%, 12/01/34 – RAAI Insured
	Denver, Colorado, Airport System Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	5,801,711
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	3,565,617
4,335	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	4,679,936
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	967,898
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	2,017,680
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	738,398
	5.375%, 6/01/31
24,230	Total Colorado			25,560,224
	Connecticut – 0.3% (0.2% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	1,656,900
	Series 2011A, 5.000%, 7/01/41
	District of Columbia – 2.7% (1.9% of Total Investments)
3,390	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	3,738,763
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	10,570,600
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,563,485
	Tender Option Bond Trust 1606, 11.921%, 10/01/30 – AMBAC Insured (IF) (4)
14,725	Total District of Columbia			15,872,848
	Florida – 2.6% (1.8% of Total Investments)
5,005	Broward County, Florida, Airport System Revenue Refunding Bonds, Series 2009O, 5.375%, 10/01/29	10/19 at 100.00	A+	5,804,599
2,490	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B,	10/22 at 100.00	A+	2,863,774
	5.000%, 10/01/37
85	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	98,267
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,845,905
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (4)
70	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	51,374
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	119,654
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	37,677
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (5)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	10,335
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (5)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	204,944
	2012A-1, 6.650%, 5/01/40
475	Tolomato Community Development District, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	283,205
	Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (5)
14,185	Total Florida			15,319,735
	Georgia – 3.6% (2.5% of Total Investments)
15,290	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	Aa3	17,957,493
3,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,251,762
	Medical Center Project, Series 2010, 8.125%, 12/01/45 (5), (6)
2,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	7/17 at 100.00	N/R	2,029,540
	Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/42
20,290	Total Georgia			21,238,795
	Guam – 0.2% (0.1% of Total Investments)
810	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	958,335
	5.500%, 7/01/43
	Illinois – 14.9% (10.4% of Total Investments)
3,200	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	3,701,824
	5.250%, 12/01/40
3,780	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	3,944,770
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
4,855	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	5,352,249
2,220	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%,	No Opt. Call	AA–	2,327,381
	1/01/16 – NPFG Insured
11,175	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	12,654,458
1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	1,127,270
	5.000%, 6/01/42
2,380	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	8/15 at 105.00	A+	2,550,646
	Centers, Series 2010, 5.250%, 8/15/36
5,810	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (7)	6,499,647
	8/01/37 (Pre-refunded 8/01/17)
4,125	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA+	4,592,486
	Illinois State, General Obligation Bonds, February Series 2014:
1,600	5.250%, 2/01/32	2/24 at 100.00	A–	1,792,320
1,000	5.250%, 2/01/33	2/24 at 100.00	A–	1,116,140
1,130	5.250%, 2/01/34	2/24 at 100.00	A–	1,258,492
1,000	5.000%, 2/01/39	2/24 at 100.00	A–	1,084,420
6,000	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/28	3/15 at 100.00	A–	6,023,760
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	902,894
	2015-XF0051, 18.039%, 1/01/21 (IF)
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	3,892,000
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	13,371,360
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	12,997,350
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured
2,825	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	3,458,845
	Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured
116,660	Total Illinois			88,648,312
	Indiana – 10.8% (7.6% of Total Investments)
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series	6/15 at 100.00	Aa3	4,296,157
	2005B, 5.000%, 6/01/24
6,000	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A,	10/23 at 100.00	BBB+	6,622,860
	5.000%, 10/01/44
5,370	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	6,000,223
	Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
810	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	908,439
6,185	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB	6,760,824
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	7,621,384
	2011B, 5.000%, 10/01/41
13,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First	10/24 at 100.00	A+	15,061,280
	Lien Series 2014A, 5.000%, 10/01/44
10,925	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (7)	11,060,033
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
830	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,037,874
	7.000%, 1/01/44 (Alternative Minimum Tax)
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,629,300
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,630,400
59,050	Total Indiana			64,628,774
	Iowa – 0.2% (0.2% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
525	5.500%, 6/01/42	6/15 at 100.00	B+	471,770
1,000	5.625%, 6/01/46	6/15 at 100.00	B+	910,630
1,525	Total Iowa			1,382,400
	Kansas – 0.3% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement,
	Series 2007B:
1,000	5.125%, 5/15/37	5/15 at 102.00	N/R	1,012,260
1,000	5.125%, 5/15/42	5/15 at 102.00	N/R	1,010,740
2,000	Total Kansas			2,023,000
	Kentucky – 2.5% (1.7% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,092,520
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/42 – AGC Insured
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,335	0.000%, 7/01/43	7/31 at 100.00	Baa3	992,039
2,295	0.000%, 7/01/46	7/31 at 100.00	Baa3	1,707,365
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
3,080	5.750%, 7/01/49	7/23 at 100.00	Baa3	3,630,981
615	6.000%, 7/01/53	7/23 at 100.00	Baa3	731,118
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	6,278,742
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community	10/22 at 100.00	A	229,854
	Hospital Corporation, Series 2012A, 4.000%, 10/01/29
13,940	Total Kentucky			14,662,619
	Louisiana – 4.2% (2.9% of Total Investments)
2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East	7/21 at 100.00	BB+	2,372,180
	Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB+	3,452,100
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,917,375
	Series 2007A, 5.500%, 5/15/47
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	5,373,941
	Series 2011, 6.750%, 5/15/41
5,855	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	6,701,692
	5.000%, 7/01/36
2,560	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	2,933,709
21,540	Total Louisiana			24,750,997
	Maryland – 0.4% (0.3% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	981,300
	5.250%, 4/01/37
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	890,000
	Center, Series 2006A, 5.000%, 12/01/31 (5)
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	574,009
	Retirement Community, Series 2007, 4.750%, 7/01/34
3,555	Total Maryland			2,445,309
	Massachusetts – 4.5% (3.1% of Total Investments)
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	4/15 at 101.00	N/R	1,389,960
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB+	1,005,670
	Project, Series 2005D, 5.250%, 7/01/30
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,836,512
	University Issue, Series 2009A, 5.750%, 7/01/39
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	452,780
	5.125%, 7/01/41
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/15 at 100.00	N/R	5,008,000
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
3,000	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (7)	3,079,590
1,855	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (7)	1,904,213
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,585,686
	8/01/46 – AGM Insured (UB) (4)
7,175	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	8,283,681
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
24,870	Total Massachusetts			26,546,092
	Michigan – 6.7% (4.7% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AA	18,298,200
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
690	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	760,697
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R (7)	2,222,060
	Obligated Group, Series 2007A, 5.000%, 8/15/38 (Pre-refunded 8/15/17)
2,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	No Opt. Call	AA–	2,295,540
	Healthcare, Series 2014A, 5.000%, 7/01/47
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	4,306,203
	5.500%, 7/01/41
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	5,626,900
	5.000%, 12/01/39
2,250	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa3	2,613,195
	2011-I-A, 5.375%, 10/15/41
2,865	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA–	3,031,399
	2006A, 5.000%, 12/01/31
655	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (7)	710,479
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
34,040	Total Michigan			39,864,673
	Minnesota – 1.2% (0.8% of Total Investments)
2,080	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily	4/15 at 102.00	Aa1	2,125,802
	Housing Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative
	Minimum Tax)
3,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	3,444,990
	5.000%, 8/01/18
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,394,566
	Project, Series 2007-1, 5.000%, 8/01/36
6,455	Total Minnesota			6,965,358
	Mississippi – 0.9% (0.6% of Total Investments)
2,080	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	5/15 at 100.00	AA+	2,086,344
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34
3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	4/15 at 100.00	A (7)	3,011,670
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (Pre-refunded 4/06/15)
5,080	Total Mississippi			5,098,014
	Missouri – 3.0% (2.1% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BBB–	1,534,154
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	1,023,000
	Medical Center, Series 2007, 5.000%, 12/01/32
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	2,922,100
	Series 2011B, 5.000%, 11/15/37
12,105	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2	1/16 at 100.00	AA+ (7)	12,639,073
	Project Series 2006A, 5.000%, 1/01/34 (Pre-refunded 1/01/16) – AMBAC Insured
17,100	Total Missouri			18,118,327
	Nebraska – 0.8% (0.6% of Total Investments)
2,765	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Subordinated	2/24 at 100.00	AA–	2,945,748
	Lien Series 2014CC, 4.000%, 2/01/38
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	1,793,855
	Tender Option Bond Trust 11673, 20.198%, 8/01/40 – AMBAC Insured (IF)
3,770	Total Nebraska			4,739,603
	Nevada – 5.2% (3.7% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,919,100
6,915	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	7,920,925
	International Airport, Series 2010A, 5.250%, 7/01/42
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	6/21 at 100.00	AA+	11,337,100
	2011C, 5.000%, 6/01/38
26,915	Total Nevada			31,177,125
	New Jersey – 4.4% (3.1% of Total Investments)
12,970	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A2	5,625,348
	Appreciation Series 2010A, 0.000%, 12/15/33
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA	9,118,200
	0.000%, 12/15/33 – AGM Insured
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA,	No Opt. Call	A2	5,487,000
	5.000%, 6/15/38
7,670	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	6,089,366
	Series 2007-1A, 4.750%, 6/01/34
45,640	Total New Jersey			26,319,914
	New York – 7.1% (5.0% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	901,224
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,529,261
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	898,246
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	5,417,390
	Purpose Series 2011C, 5.000%, 3/15/41
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,471,553
	2011A, 5.750%, 2/15/47
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA–	3,185,850
	5.000%, 9/01/35 – NPFG Insured
1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	1,358,508
	5/01/36 – AGM Insured
6,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	6,782,580
	5.000%, 9/01/42
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	AA–	851,873
	5.000%, 11/15/41
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	8,734,800
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,731,000
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
10	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	2/15 at 100.00	AA	10,045
	NPFG Insured
2,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	3,134,883
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	Aa1	3,499,350
40,355	Total New York			42,506,563
	North Carolina – 0.6% (0.4% of Total Investments)
1,710	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,086,645
	Bonds, Series 2008, Trust 1149, 15.452%, 7/15/32 (IF) (4)
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,287,744
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
2,910	Total North Carolina			3,374,389
	Ohio – 2.8% (2.0% of Total Investments)
800	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and	5/22 at 100.00	AA–	900,784
	Improvement Series 2012A, 5.000%, 5/01/42
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,735	5.125%, 6/01/24	6/17 at 100.00	B–	4,969,378
710	5.875%, 6/01/30	6/17 at 100.00	B–	617,594
3,705	5.750%, 6/01/34	6/17 at 100.00	B–	3,138,246
670	5.875%, 6/01/47	6/17 at 100.00	B	573,131
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	6,630,270
	5.000%, 11/15/41
17,420	Total Ohio			16,829,403
	Oklahoma – 2.6% (1.8% of Total Investments)
2,010	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2014A, 5.000%, 6/01/39	6/24 at 100.00	A+	2,391,016
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,440	5.000%, 2/15/37	2/17 at 100.00	AA	4,707,865
1,120	5.000%, 2/15/42	2/17 at 100.00	AA	1,184,344
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
100	5.000%, 2/15/37 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (7)	109,124
25	5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (7)	27,281
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	6,786,954
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	100,230
	System, tender option Bond Trust 3500, 8.593%, 6/15/30 (IF)
14,088	Total Oklahoma			15,306,814
	Pennsylvania – 0.4% (0.3% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	505,390
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
2,206	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	4/15 at 100.00	N/R	2,024,391
	Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23
135	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	140,202
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
2,841	Total Pennsylvania			2,669,983
	Rhode Island – 1.5% (1.0% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
5	6.000%, 6/01/23 (Pre-refunded 4/20/15)	4/15 at 100.00	A (7)	5,029
8,730	6.250%, 6/01/42 (Pre-refunded 4/20/15)	4/15 at 100.00	BBB– (7)	8,769,722
8,735	Total Rhode Island			8,774,751
	South Carolina – 4.4% (3.1% of Total Investments)
10,600	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	11,452,346
	2006, 5.000%, 12/01/24
6,930	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	8,077,539
	2014C, 5.000%, 12/01/46
5,700	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	6,811,557
	5.500%, 12/01/54
23,230	Total South Carolina			26,341,442
	South Dakota – 0.1% (0.1% of Total Investments)
760	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	874,828
	Series 2014B, 5.000%, 11/01/44
	Tennessee – 2.1% (1.5% of Total Investments)
5,065	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	5,853,215
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
3,145	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/24 at 100.00	Baa2	3,538,628
	Health System, Refunding Series 2014A, 5.000%, 10/01/44
1,595	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	1,720,447
	Revenue Bonds, Series 2012A, 4.000%, 9/01/42
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	1,009,534
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
415	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	436,883
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
13,900	Total Tennessee			12,558,707
	Texas – 20.1% (14.1% of Total Investments)
5,495	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,665,235
	4.250%, 8/15/36
2,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	3,188,646
	6.250%, 1/01/46
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	5,139,045
	5.000%, 1/01/36
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	1,720,283
	Trust 2013-9A, 18.425%, 4/01/53 (IF)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
295	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	96,267
590	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	183,059
1,000	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	293,970
2,000	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	558,800
2,600	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	688,818
235	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	B	256,951
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	11,612,700
	5.000%, 11/15/40
4,965	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	5,292,740
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B,	No Opt. Call	AA+ (7)	8,461,860
	5.500%, 12/01/29 – NPFG Insured (ETM)
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	14,975,462
	2007A, 4.750%, 8/01/43 (UB)
8,000	Lower Colorado River Authority, Texas, Transmission Contract Refunding Revenue Bonds, LCRA	5/20 at 100.00	A+	9,066,720
	Transmission Services Corporation Project, Refunding & Improvement Series 2010, 5.000%, 5/15/40
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	2,014,215
	2011A, 7.250%, 4/01/36
2,505	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A1	3,008,530
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
4,370	0.000%, 9/01/43	9/31 at 100.00	AA+	4,289,461
9,130	0.000%, 9/01/45	9/31 at 100.00	AA+	9,821,598
5,900	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A3	6,575,904
	5.750%, 1/01/38
3,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	10/20 at 100.00	AA–	4,084,010
	Series 2010, 5.000%, 10/01/41
7,700	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	8,222,137
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
435	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	485,899
	2012, 5.000%, 12/15/32
1,665	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	1,879,852
	Refunding Series 2012A, 5.000%, 8/15/41
1,565	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	1,818,796
	Refunding Series 2015B, 5.000%, 8/15/37 (WI/DD, Settling 2/04/15)
3,145	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	3,579,545
	Refunding Series 2015C, 5.000%, 8/15/42 (WI/DD, Settling 2/04/15)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,440	0.000%, 8/15/37	8/15 at 31.98	AAA	453,686
1,440	0.000%, 8/15/40	8/15 at 27.11	AAA	383,573
1,120	0.000%, 8/15/44	8/15 at 21.88	AAA	240,654
5	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 21.88	N/R (7)	1,093
	Series 2006, 0.000%, 8/15/44 (Pre-refunded 8/15/15)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
5	0.000%, 8/15/37 (Pre-refunded 8/15/15)	8/15 at 31.98	N/R (7)	1,597
7,665	0.000%, 8/15/37 (Pre-refunded 8/15/15)	8/15 at 31.98	N/R (7)	2,448,584
5	0.000%, 8/15/40 (Pre-refunded 8/15/15)	8/15 at 27.11	N/R (7)	1,354
7,665	0.000%, 8/15/40 (Pre-refunded 8/15/15)	8/15 at 27.11	N/R (7)	2,075,682
5,985	0.000%, 8/15/44 (Pre-refunded 8/15/15)	8/15 at 21.88	N/R (7)	1,307,842
130,715	Total Texas			119,894,568
	Utah – 1.1% (0.8% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
265	5.200%, 1/01/18 (Alternative Minimum Tax)	7/15 at 100.00	AA–	265,610
160	5.500%, 1/01/23 (Alternative Minimum Tax)	7/15 at 100.00	Aaa	160,947
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
430	4.950%, 7/01/18 (Alternative Minimum Tax)	7/15 at 100.00	AA–	431,054
215	5.300%, 7/01/23 (Alternative Minimum Tax)	7/15 at 100.00	Aaa	216,167
4,935	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	5,629,058
6,005	Total Utah			6,702,836
	Vermont – 1.6% (1.1% of Total Investments)
9,000	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AA– (7)	9,293,130
	10/01/35 (Pre-refunded 10/01/15) – NPFG Insured
	Virginia – 0.1% (0.1% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	800,820
	Village, Series 2005, 5.375%, 12/01/28
	Washington – 3.8% (2.7% of Total Investments)
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,843,250
5,205	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2005A, 5.000%, 3/01/35 –	3/15 at 100.00	AA–	5,223,426
	NPFG Insured
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health, Series 2011A,	2/21 at 100.00	A+	10,984,600
	5.000%, 2/01/41
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,812,653
	Center, Series 2011A, 5.625%, 1/01/35
21,115	Total Washington			22,863,929
	Wisconsin – 3.4% (2.4% of Total Investments)
235	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	244,144
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	1,036,880
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
9,880	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	AA–	11,415,945
	Inc, Series 2015, 5.000%, 12/15/44
6,275	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	7,508,664
	6.000%, 5/01/36
17,390	Total Wisconsin			20,205,633
$ 857,414	Total Municipal Bonds (cost $762,880,737)			846,904,390

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 45	Las Vegas Monorail Company, Senior Interest Bonds (6), (8)	5.500%	7/15/19	N/R	$ 8,132
12	Las Vegas Monorail Company, Senior Interest Bonds (6), (8)	3.000%	7/15/55	N/R	1,607
$ 57	Total Corporate Bonds (cost $5,125)				9,739

Shares	Description (1), (9)	Value
	INVESTMENT COMPANIES – 0.6% (0.4% of Total Investments)

6,266	BlackRock MuniHoldings Fund Inc.	$ 110,846
131,278	Deutsche Municipal Income Trust	1,854,958
26,880	Dreyfus Strategic Municipal Fund	230,630
43,020	Invesco VK Investment Grade Municipal Trust	596,687
30,000	Invesco VK Municipal Opportunity Trust	401,100
43,420	PIMCO Municipal Income Fund II	552,737
	Total Investment Companies (cost $3,325,133)	3,746,958
	Total Long-Term Investments (cost $766,210,995)	850,661,087
	Floating Rate Obligations – (6.2)%	(36,952,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Value – (25.2)% (10)	(150,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (13.6)% (10)	(81,000,000)
	Other Assets Less Liabilities – 2.3%	13,549,650
	Net Assets Applicable to Common Shares – 100%	$ 596,258,737

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$845,652,628	$1,251,762	$846,904,390
Corporate Bonds	—	—	9,739	9,739
Investment Companies	3,746,958	—	—	3,746,958
Total	$3,746,958	$845,652,628	$1,261,501	$850,661,087

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $728,415,126.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$93,091,006
Depreciation	(7,790,035)
Net unrealized appreciation (depreciation) of investments	$85,300,971

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	Institutional MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at
Liquidation Value as a percentage of Total Investments are 17.6% and 9.5%, respectively.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015